Warrant Liability (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Apr. 19, 2024	Mar. 27, 2024	Aug. 07, 2023
Derivatives, Fair Value [Line Items]
Warrant liability at fair value	$ 302	$ 302		$ 863
Fair Value Adjustment of Warrants		(2,216)	$ (72)	271
Warrants
Derivatives, Fair Value [Line Items]
Warrant liability at fair value	300	300		900			$ 1,200
Warrants | Other Income
Derivatives, Fair Value [Line Items]
Fair Value Adjustment of Warrants	$ 500	$ 2,200		300
2023 Public Offering | Warrants
Derivatives, Fair Value [Line Items]
Warrant liability at fair value				$ 900
2024 March Registered Direct Offering | Warrants
Derivatives, Fair Value [Line Items]
Warrant liability at fair value						$ 300
April 2024 Registered Direct Offering | Warrants
Derivatives, Fair Value [Line Items]
Warrant liability at fair value					$ 1,400